6. Courseware (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Courseware Details
Courseware	$ 2,097,538	$ 2,072,238
Accumulated amortization	(1,843,967)	(1,702,407)
Courseware, net	$ 253,571	$ 369,831